Note 13 - Convertible Notes	12 Months Ended
Dec. 31, 2021
Convertible Subordinated Debt [Member]
Notes to Financial Statements
Debt Disclosure [Text Block]
13.	Convertible notes

In May 2020, the Company issued $230,000 aggregate principal of 4.0% Convertible Senior Subordinated Notes (the “Convertible Notes”) at par value. The Convertible Notes will mature on June 1, 2025, and bear interest of 4.0% per annum, payable semi-annually in arrears on June 1 and December 1 of each year, beginning on December 1, 2020. The Convertible Notes are accounted for entirely as debt as no portion of the proceeds is required to be accounted for as attributable to the conversion feature. The Convertible Notes are unsecured and subordinated to all of the Company’s existing and future secured indebtedness and are treated as equity for financial leverage calculations under the Company’s Revolving Credit Facility and Senior Notes.

The Convertible Notes may be converted at the holder’s option at any time prior to maturity into Subordinate Voting Shares based on an initial conversion rate of approximately 17.2507 Subordinate Voting Shares per $1,000 principal amount of Convertible Notes, which represents an initial conversion price of $57.97 per Subordinate Voting Share. On December 7, 2021, the Company increased its semi-annual dividend on the outstanding Subordinate Voting Shares and Multiple Voting Shares from $0.05 to $0.15 per share. This modified the conversion rate to 17.2624 Subordinate Voting Shares per $1,000 principal amount of Convertible Notes, which represents a conversion price of $57.93 per Subordinate Voting Share.

The Company, at its option, may also redeem the Convertible Notes, in whole or in part, on or after June 1, 2023, at a redemption price equal to 100% of the principal amount of the Convertible Notes to be redeemed, plus accrued and unpaid interest, provided that the last reported trading price of the Subordinate Voting Shares for any 20 trading days in a consecutive 30 trading day period preceding the date of the notice of redemption is not less than 130% of the conversion price.

Subject to specified conditions, the Company may elect to repay some or all of the outstanding principal amount of the Convertible Notes, on maturity or redemption, through the issuance of Subordinate Voting Shares.

In connection with the issuance of the Convertible Notes, at the time, the Company incurred financing costs of $6,795 which are being amortized over five years using the effective interest rate method. For the year ended December 31, 2021, there was $1,257 of financing fee amortization included in interest expense within the accompanying Consolidated Statements of Earnings. The effective interest rate on the Convertible Notes is approximately 4.7%.